SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was incorporated under the laws of the Cayman Islands on September 13, 2021. The original authorized share capital of the Company was $50,000 divided into 500,000,000 shares comprising of (i) 450,000,000 ordinary shares, par value $0.0001 per share, and (ii) 50,000,000 preferred shares, par value $0.0001 per share. The 50,000,000 preferred shares have not been issued. The Company issued 450,000,000 ordinary shares with par value of $0.0001 per share to its shareholders prior to the reverse split as described below.

On June 8, 2022, the Company’s shareholders approved (i) an increase in the Company’s authorized share capital from $50,000 to $999,000, divided into 888,000,000 shares comprising of 883,000,000 ordinary shares, par value $0.001125 per share, and 5,000,000 preferred shares, par value $0.001125 per share, (ii) a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.

As a result of such corporate actions, (i) the number of the Company’s authorized preferred shares has been reduced from the original 50,000,000 shares to 5,000,000 shares at par value of $0.001125 per share, none of which preferred shares have been issued and outstanding and (ii) the number of authorized ordinary shares has been increased from 450,000,000 shares to 883,000,000 shares, and the number of issued and outstanding ordinary shares has been reduced from the original 450,000,000 shares to 40,000,000 shares at par value of $0.001125 per share. Unless otherwise indicated, all references to preferred shares, ordinary shares, options to purchase ordinary shares, share data, per share data, and related information have been retroactively adjusted, where applicable, to reflect the above mentioned reverse split and share capital change as if it had occurred at the beginning of the earlier period presented (see Note 1).

Initial Public Offering

On August 23, 2022, the Company’s ordinary shares commenced trading on the Nasdaq Capital Market under the symbol “STBX.” On August 25, 2022, the Company closed its IPO of 5,375,000 ordinary shares at a public offering price of $4.00 per ordinary share. The Company raised approximately $21.5 million in gross proceeds from its IPO and underwriters’ partial exercise of the over-allotment option, before deducting underwriting discounts and other related expenses. The Company received net proceeds of approximately $18.8 million after the deduction of approximately $2.7 million of offering costs. In connection with the IPO, the Company’s ordinary shares commenced trading on the Nasdaq Capital Market under the symbol “STBX” on August 23, 2022.

As of September 30, 2022 and 2021, the Company had total of 45,375,000 and 40,000,000 shares ordinary shares issued and outstanding, respectively.

Underwriter Representative Warrants

In connection with the Company’s IPO, the Company also agreed to issue warrants to the underwriter, to purchase 350,000 ordinary shares of the Company (equal to 7% of the total number of Ordinary Shares sold in the IPO, including any shares issued upon exercise of the underwriters’ over-allotment option) (the “Representative Warrants”). These warrants have warrant term of five years, with an exercise price of $5.60 per share (equal to 140% of the Company’s IPO offering price of $4.00 per share). The Representative Warrants may be exercised on a cashless basis. The Representative’s Warrants are exercisable after the date of the Company completes its IPO share issuance, and will be exercisable until such warrants expire five years after the date of commencement of sales of the public offering. The Representative’s Warrants and the Ordinary Shares underlying the warrants are subject to a 180-day lock-up pursuant to FINRA Rule 5110(e)(1). The underwriter representative and its affiliates or employees (or permitted assignees under FINRA Rule 5110(e)(1)) may not sell, transfer, assign, pledge, or hypothecate the Representative’s Warrants or the Ordinary Shares underlying the Representative’s Warrants, nor will they engage in any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the Representative’s Warrants or the underlying shares during the 180-day lock-up period. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of September 30, 2022 and as of the date of this report, these underwriter warrants were not issued and exercised.